Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On September 21, 2012, Aurora Gold Corporation (the "Company"), entered into a subscription agreement (the "Subscription Agreement ") with Alltech Capital Limited ("Investor"), pursuant to which the Company agreed to sell, and the Investor agreed to purchase, 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000. The closing of the transaction contemplated by the Subscription Agreement occurred in October 2012, subject to each of the Company and Investor satisfactorily meeting or waiving the closing conditions contained in the Subscription Agreement. A copy of the Subscription Agreement was lodged with the SEC on September 27, 2012.

On October 5, 2012, the Company, completed the sale of 135,000,000 shares of the Company's common stock for a purchase price of $5,000,000, to Alltech Capital Limited pursuant to the terms of a subscription agreement entered into between the Company and the Alltech Capital Limited dated September 21, 2012. As a result of the sale of 135,000,000 shares of the Company's common stock of approximately 54%, a change in control of the Company has occurred. As a condition to the closing of the transaction, the Company agreed to increase the size of its board of directors to five (5) members and to appoint two board members selected by the Investor. The board of directors appointed each of Messrs. Vladimir Bernshtein and Andrey Ratsko to serve as directors of the Company. Additionally, Mr. Bernshtein has been named as the Company's Chief Business Development Director.

Other than the aforementioned there were no subsequent events at the date of filing.

11.	Subsequent events

(a)	Effective January 13, 2012, the Company's board of directors granted 1,600,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of January 13, 2012, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 12th day of January 2017.
(b)	On 20th January 2012 the Company's Kumealon claim over the property was relinquished.